Document and Entity Information	Oct. 03, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 03, 2023
Entity Registrant Name	METLIFE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15787
Entity Tax Identification Number	13-4075851
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166-0188
City Area Code	212
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001099219
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MET
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.625% Non-Cumulative Preferred Stock, Series E [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.625% Non-Cumulative Preferred Stock, Series E
Trading Symbol	MET PRE
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F
Trading Symbol	MET PRF
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Non-Cumulative Preferred Stock, Series A, par value $0.01
Trading Symbol	MET PRA
Security Exchange Name	NYSE